Activity in the ALLL by segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses, Loans Consolidated		$ 1
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	2,974	3,120
Provision for loan losses	1,523	2,708	4,007
Loan charge-offs	(2,241)	(3,018)	(3,398)
Loan recoveries	201	163	160
Balance at end of period	2,457	2,974	3,120
Commercial Portfolio Segment
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	1,303	1,353
Provision for loan losses	324	938
Loan charge-offs	(803)	(1,087)
Loan recoveries	140	99
Balance at end of period	964	1,303
Residential Mortgage Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	1,498	1,592
Provision for loan losses	1,113	1,622
Loan charge-offs	(1,275)	(1,736)
Loan recoveries	18	20
Balance at end of period	1,354	1,498
Consumer Portfolio Segment
Allowance for Loan and Lease Losses, Loans Consolidated		1
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	173	175
Provision for loan losses	86	148
Loan charge-offs	(163)	(195)
Loan recoveries	43	44
Balance at end of period	$ 139	$ 173